UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

Steven I. Koszalka

Intermediate Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Intermediate Bond Fund of America® Semi-annual report for the six months ended February 28, 2017

Intermediate Bond Fund of America seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2017 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 2.50% maximum sales charge	–2.46%	0.60%	2.01%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.61% for Class A shares as of the prospectus dated January 1, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

U.S. interest rates drifted higher during the first half of Intermediate Bond Fund of America’s fiscal year. They were driven up largely by improved economic expectations and more aggressive Federal Reserve tightening. For the six-month period ended February 28, 2017, the fund lost 0.40%.

By comparison, the Bloomberg Barclays U.S. Government/Credit 1–7 Years ex BBB Index, a broad measure of the market in which the fund invests, lost 0.92%. Meanwhile, the Lipper Short-Intermediate Investment-Grade Debt Funds Average lost 0.14%. This peer group measure includes some funds that, unlike this fund, hold below investment-grade bonds (rated BB/Ba and below) such as high-yield corporate debt. Results for other time periods are shown in the table below.

Investors who reinvested monthly dividends totaling about 7 cents a share earned an income return of 0.48% over the past six months. For those who took their dividends in cash, the figure was also 0.48%. The fund’s share price fell from $13.59 to $13.39.

Bond market overview

Monetary policy in the U.S. continued to tighten with an interest rate hike in December, the second since 2006. Federal Reserve officials also projected additional hikes in 2017.

The improving economic picture is due in part to positive indicators but also to new policy assumptions stemming from the election of Donald Trump as U.S. president

Results at a glance

For periods ended February 28, 2017, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	10 years	Lifetime[1]

Intermediate Bond Fund of America (Class A shares)	–0.40%	0.59%	1.14%	1.04%	2.28%	4.73%
Bloomberg Barclays U.S. Government/Credit 1–7 Years ex BBB Index[2]	–0.92	0.31	1.40	1.32	3.19	5.40
Lipper Short-Intermediate Investment-Grade Debt Funds Average[3]	–0.14	2.52	1.34	1.64	3.16	5.36

[1]	Since February 19, 1988.
[2]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
[3]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Source: Thomson Reuters Lipper.

Intermediate Bond Fund of America	1

in November. The result led markets to anticipate the possibility of tax cuts, infrastructure spending and a more relaxed regulatory framework.

While some other countries around the world are also seeing growth, global monetary policymakers remain more accommodative than in the U.S. Possible political shocks also weigh in, including how Britain’s exit from the European Union, ordered by a vote last year, proceeds. Markets are also cautiously awaiting the outcomes of pending elections in countries such as France, where populist candidates threaten to upend the status quo.

The expectation of interest hikes, paired with a brighter economic picture, led yields to rise across the Treasury curve. The benchmark 10-year Treasury note rose 78 basis points to end the period at 2.36%. Demand for investment-grade corporate bonds was strong during the period, with spreads tightening 20 basis points to 115 basis points, a level not seen since late 2014.

U.S. growth in the first quarter of 2017 is expected to come in at a relatively weak pace, under 1%. However, tepid first quarter growth has become the norm in recent years, and this projection hasn’t dampened the market’s exuberance. Gross Domestic Product (GDP) rose an annualized rate of 1.9% in the fourth quarter of 2016, down from 3.5% in the third quarter.

Inside the portfolio

The fund’s overall positioning increased its duration from six months ago. Although managers’ projections of future rate increases are in-line with the market over the next year, longer term forward expectations now look aggressive enough that it may estimate rates rising more rapidly than what occurs.

Portfolio managers remain heavily allocated in conservative and highly liquid investments — particularly U.S. Treasury and agency securities, which make up about 58% of the fund’s holdings. However, that allocation has declined modestly from the start of the period, much of it replaced with additional high-quality U.S. dollar foreign government-related bonds.

Rising inflation expectations increased the value of Treasury Inflation-Protected Securities (TIPS). The fund held a significant allocation of these securities over the period, which helped relative results. Managers continue to hold a sizable allocation of these securities but have reduced the fund’s exposure modestly as the market begins to price TIPS more in-line with the managers’ views on rising inflation.

Corporate bond investments increased during the period. Because portfolio managers have concerns about the re-leveraging of corporate America, both careful analysis of credits, and measures to guard against potential losses, are paramount. The fund’s corporate exposure rose from approximately 15% of the portfolio six months ago, to around 22% at the end of February, which was above index weighting.

2	Intermediate Bond Fund of America

Managers remain negative on mortgage-backed securities (MBS), cutting the fund’s allocation to around 8% from 12% over the period. They continue to find value in a modest allocation of high-grade short-term asset-backed securities.

Looking ahead

Over the next six months, the U.S. economy is expected to remain strong, particularly relative to its global peers. A number of indicators, from rising wages to housing market strength, indicate continued growth. However, how robust that growth will be in the medium term depends on how well new government policies pan out. If they fall short or cause negative shocks, then both the market and Fed might rethink their assumptions. That possibility, as well as persistent geopolitical risks, underscores the importance of investors maintaining an allocation to bonds that seek to diversify equities.

Managers expect two to three interest rate hikes in 2017. As rates rise, bond prices feel pressure. Indeed, in this recent period, yields rose sharply. However, the fund’s results show that through the managers’ careful selections of securities and sectors, the fund can cope with this headwind to provide only modest losses or even positive income returns. Moreover, as rates continue to rise, investors will earn higher yields. Over the past six months, yield-to-worst — the lowest yield that can be realized by either calling or putting on one of the available call/put dates, or holding a bond to maturity — rose 107 basis points to 2.42%. More potential income generation is ultimately a favorable outcome for investors.

We appreciate your support and look forward to reporting to you again in six months.

Cordially,

 Mark A. Brett

President
April 12, 2017

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2017, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.69%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.19%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Intermediate Bond Fund of America	3

Summary investment portfolio February 28, 2017	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	58.07%
AAA/Aaa	15.01
AA/Aa	7.64
A/A	11.61
BBB/Baa	5.67
Unrated	.39
Other	.16
Short-term securities & other assets less liabilities	1.45

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 98.53%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 56.74%
U.S. Treasury 48.31%
U.S. Treasury 1.00% 2018	$125,000	$124,809
U.S. Treasury 1.125% 2019	239,500	239,050
U.S. Treasury 1.50% 2019	542,500	543,227
U.S. Treasury 1.50% 2019	59,000	59,107
U.S. Treasury 1.625% 2019	525,350	528,618
U.S. Treasury 1.625% 2019	191,650	192,457
U.S. Treasury 1.625% 2019	140,000	140,834
U.S. Treasury 3.625% 2019	129,500	136,564
U.S. Treasury 1.25% 2020[1]	245,500	243,843
U.S. Treasury 1.375% 2020	198,750	197,607
U.S. Treasury 1.375% 2020	150,000	149,011
U.S. Treasury 1.375% 2020	117,156	115,852
U.S. Treasury 1.50% 2020	131,700	131,336

4	Intermediate Bond Fund of America

	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2020	$80,000	$79,748
U.S. Treasury 1.625% 2020	72,000	71,995
U.S. Treasury 1.625% 2020	60,650	60,690
U.S. Treasury 1.75% 2020	387,940	388,165
U.S. Treasury 1.75% 2020	138,920	139,255
U.S. Treasury 2.00% 2020	144,430	145,961
U.S. Treasury 1.125% 2021[1]	200,000	195,034
U.S. Treasury 1.125% 2021	119,160	115,386
U.S. Treasury 1.25% 2021	176,425	172,709
U.S. Treasury 1.375% 2021	255,220	251,598
U.S. Treasury 1.375% 2021	60,000	58,907
U.S. Treasury 1.75% 2021	251,250	249,665
U.S. Treasury 2.00% 2021	118,230	118,903
U.S. Treasury 2.00% 2021	96,000	96,416
U.S. Treasury 1.875% 2022	238,000	237,595
U.S. Treasury 1.875% 2022	156,881	156,679
U.S. Treasury 2.00% 2022	89,060	88,814
U.S. Treasury 2.125% 2022	72,620	72,863
U.S. Treasury 1.50% 2023	72,620	70,205
U.S. Treasury 2.875% 2046	84,000	82,354
U.S. Treasury 0.88%–8.75% 2017–2046	697,487	705,892
		6,361,149

U.S. Treasury inflation-protected securities 8.43%
U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	188,452	191,070
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	117,946	117,661
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	90,692	93,506
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	212,102	246,549
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	134,863	138,209
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	74,830	72,788
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	82,853	77,998
U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2017–2046[2]	166,388	172,858
		1,110,639

Total U.S. Treasury bonds & notes		7,471,788

Corporate bonds & notes 22.30%
Financials 6.29%
Other securities		828,797

Other 16.01%
Other securities		2,107,962

Total corporate bonds & notes		2,936,759

Mortgage-backed obligations 8.45%
Federal agency mortgage-backed obligations 7.00%
Fannie Mae 2.50% 2032[3,4]	125,000	125,303
Fannie Mae 3.50% 2046[3]	70,686	72,662
Fannie Mae 0%–11.01% 2023–2047[3,4,5]	234,159	244,311
Freddie Mac 4.00% 2036[3]	87,410	92,936
Freddie Mac 0%–6.50% 2023–2047[3,4,5,6]	139,434	143,338
Government National Mortgage Assn. 4.50% 2045[3]	92,018	98,470
Government National Mortgage Assn. 4.00%–5.17% 2042–2064[3]	135,497	144,658
		921,678

Intermediate Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Other 1.45%
Other securities		$191,068

Total mortgage-backed obligations		1,112,746

Bonds & notes of governments & government agencies outside the U.S. 5.04%
Other securities		664,208

Federal agency bonds & notes 1.26%
Fannie Mae 1.25%–2.13% 2018–2026	$65,230	64,012
Federal Home Loan Bank 1.75% 2018	89,000	89,783
Freddie Mac 0.75% 2018	10,000	9,986
Other securities		1,984
		165,765

Other bonds & notes 4.74%
Other securities		624,463

Total bonds, notes & other debt instruments (cost: $13,011,670,000)		12,975,729

Preferred securities 0.02%
Financials 0.02%
Other securities		2,557

Total preferred securities (cost: $3,985,000)		2,557

Short-term securities 3.04%
Chevron Corp. 0.87% due 5/22/2017[7]	52,900	52,813
Federal Home Loan Bank 0.52%–0.54% due 3/1/2017–5/2/2017	91,600	91,552
General Electric Co. 0.57% due 3/1/2017	64,800	64,799
Jupiter Securitization Co., LLC 0.90% due 3/6/2017[7]	67,300	67,292
National Rural Utilities Cooperative Finance Corp. 0.75% due 3/3/2017–3/6/2017	50,000	49,996
Other securities		73,219

Total short-term securities (cost: $399,636,000)		399,671
Total investment securities 101.59% (cost: $13,415,291,000)		13,377,957
Other assets less liabilities (1.59)%		(208,979)

Net assets 100.00%		$13,168,978

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

6	Intermediate Bond Fund of America

 Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $4,817,175,000.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 2/28/2017 (000)
Receive	LCH	3-month USD-LIBOR	0.844%	6/21/2018	$250,000	$(1,860)
Receive	LCH	3-month USD-LIBOR	1.3655	12/14/2018	400,000	(1,184)
Receive	LCH	3-month USD-LIBOR	1.546	1/24/2019	250,000	(63)
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	150,000	(392)
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	125,000	247
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	120,000	382
Receive	LCH	3-month USD-LIBOR	1.773	8/11/2019	123,000	309
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	92,000	533
Receive	LCH	3-month USD-LIBOR	1.785	1/2/2020	96,000	119
Receive	LCH	3-month USD-LIBOR	1.5405	1/15/2020	50,000	(289)
Receive	LCH	3-month USD-LIBOR	1.472	2/6/2020	20,000	(163)
Receive	LCH	3-month USD-LIBOR	1.663	2/17/2020	45,000	(127)
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	58,000	1
Receive	LCH	3-month USD-LIBOR	1.4213	4/21/2020	50,000	(563)
Receive	LCH	3-month USD-LIBOR	1.8315	6/10/2020	120,000	91
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	150,000	231
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	32,200	61
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	92,000	(160)
Pay	LCH	3-month USD-LIBOR	1.217	9/22/2021	50,000	1,657
Pay	LCH	3-month USD-LIBOR	1.225	9/22/2021	50,000	1,639
Pay	LCH	3-month USD-LIBOR	1.2255	9/23/2021	75,400	2,472
Pay	LCH	3-month USD-LIBOR	1.225	9/23/2021	54,600	1,791
Pay	LCH	3-month USD-LIBOR	1.26775	10/7/2021	40,000	1,254
Receive	LCH	3-month USD-LIBOR	1.2715	10/25/2021	250,000	(7,924)
Pay	LCH	3-month USD-LIBOR	2.683	8/4/2024	26,000	(871)
Pay	LCH	3-month USD-LIBOR	2.20311	9/2/2025	75,000	376
Pay	LCH	3-month USD-LIBOR	2.1565	11/17/2025	200,000	1,960
Pay	LCH	3-month USD-LIBOR	1.8385	3/18/2026	75,000	2,857
Pay	LCH	3-month USD-LIBOR	1.582	10/25/2026	125,000	8,211
Pay	LCH	3-month USD-LIBOR	1.584	10/25/2026	115,000	7,534
Pay	LCH	3-month USD-LIBOR	1.7667	11/14/2026	75,000	3,736
Pay	LCH	3-month USD-LIBOR	2.1865	12/2/2026	75,000	951
Pay	LCH	3-month USD-LIBOR	2.258	12/5/2026	75,000	478
Pay	LCH	3-month USD-LIBOR	2.4705	12/19/2026	80,000	(999)
Pay	LCH	3-month USD-LIBOR	2.331	1/26/2027	50,000	21
Pay	LCH	3-month USD-LIBOR	2.4605	1/30/2027	75,000	(848)
Pay	LCH	3-month USD-LIBOR	2.3885	2/6/2027	50,000	(232)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	70,000	(10,916)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	28,000	(3,604)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	30,000	(4,056)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	41,000	(1,000)
Pay	LCH	3-month USD-LIBOR	2.454	1/15/2045	24,000	678
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	60,000	932
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	40,000	544
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	32,000	390
Pay	LCH	3-month USD-LIBOR	2.58245	11/5/2045	120,000	157
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	13,200	51
Pay	LCH	3-month USD-LIBOR	2.6485	11/16/2045	13,050	(169)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	17,800	231

Intermediate Bond Fund of America	7

Interest rate swaps (continued)

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 2/28/2017 (000)
Pay	LCH	3-month USD-LIBOR	2.4835%	12/3/2045	$15,000	$338
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	36,000	(20)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	40,000	1,546
Pay	LCH	3-month USD-LIBOR	2.342	1/29/2046	90,000	4,772
Pay	LCH	3-month USD-LIBOR	2.033	6/24/2046	32,500	3,937
Pay	LCH	3-month USD-LIBOR	2.7265	12/22/2046	100,000	(3,039)
						$12,008

Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average month-end notional amount of credit default swaps while held was $634,167,000.

Centrally cleared credit default swaps on credit indices — buy protection

Referenced index	Clearinghouse	Pay fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums paid (000)	Unrealized depreciation at 2/28/2017 (000)
CDX.NA.IG.27	ICE	1.00%	12/20/2021	$1,100,000	$(18,899)	$(15,405)	$(3,494)

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $2,097,086,000.

Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 2/28/2017 (000)
30 Day Federal Funds Futures	CME	Long	1,153	April 2017	$477,030	$(202)
10 Year Ultra U.S. Treasury Note Futures	CME	Short	843	June 2017	112,746	(163)
30 Year Ultra U.S. Treasury Bond Futures	CME	Long	619	June 2017	99,834	309
20 Year U.S. Treasury Bond Futures	CME	Short	147	June 2017	22,322	29
10 Year U.S. Treasury Note Futures	CME	Long	163	June 2017	20,288	18
5 Year U.S. Treasury Note Futures	CME	Long	26,907	July 2017	3,164,920	2,118
2 Year U.S. Treasury Note Futures	CME	Long	4,528	July 2017	979,367	521
						$2,630

8	Intermediate Bond Fund of America

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $215,944,000, which represented 1.64% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,“ was $121,454,000, which represented .92% of the net assets of the fund.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $1,574,291,000, which represented 11.95% of the net assets of the fund.

Key to abbreviations

CME = CME Group

ICE = Intercontinental Exchange, Inc.

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

See Notes to Financial Statements

Intermediate Bond Fund of America	9

Financial statements

Statement of assets and liabilities		unaudited
at February 28, 2017	(dollars in thousands)

Assets:
Investment securities, at value (cost: $13,415,291)		$13,377,957
Cash		7,860
Receivables for:
Sales of investments	$87,002
Sales of fund’s shares	31,998
Variation margin	1,537
Interest	48,178	168,715
		13,554,532
Liabilities:
Payables for:
Purchases of investments	350,553
Repurchases of fund’s shares	22,129
Dividends on fund’s shares	225
Investment advisory services	2,002
Services provided by related parties	3,056
Trustees’ deferred compensation	281
Variation margin	6,969
Other	339	385,554
Net assets at February 28, 2017		$13,168,978

Net assets consist of:
Capital paid in on shares of beneficial interest		$13,265,888
Undistributed net investment income		5,128
Accumulated net realized loss		(75,848)
Net unrealized depreciation		(26,190)
Net assets at February 28, 2017		$13,168,978

See Notes to Financial Statements

10	Intermediate Bond Fund of America

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (983,619 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$7,079,332	528,762	$13.39
Class B	892	67	13.38
Class C	85,005	6,351	13.38
Class F-1	229,762	17,161	13.39
Class F-2	804,245	60,069	13.39
Class F-3	593	44	13.38
Class 529-A	374,511	27,973	13.39
Class 529-B	120	9	13.38
Class 529-C	62,921	4,701	13.38
Class 529-E	17,844	1,333	13.39
Class 529-F-1	83,117	6,208	13.39
Class R-1	8,229	615	13.39
Class R-2	111,959	8,366	13.38
Class R-2E	2,939	220	13.37
Class R-3	150,392	11,233	13.39
Class R-4	119,109	8,896	13.39
Class R-5E	10	1	13.39
Class R-5	33,895	2,532	13.39
Class R-6	4,004,103	299,078	13.39

See Notes to Financial Statements

Intermediate Bond Fund of America	11

Statement of operations		unaudited
for the six months ended February 28, 2017	(dollars in thousands)

Investment income:
Income:
Interest	$102,758
Dividends	40	$102,798
Fees and expenses*:
Investment advisory services	12,626
Distribution services	11,523
Transfer agent services	6,060
Administrative services	1,766
Reports to shareholders	264
Registration statement and prospectus	637
Trustees’ compensation	52
Auditing and legal	13
Custodian	24
Other	263
Total fees and expenses before reimbursement	33,228
Less transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		33,228
Net investment income		69,570

Net realized loss and unrealized depreciation:
Net realized loss on:
Investments	(5,235)
Interest rate swaps	(20,581)
Futures contracts	(43,794)	(69,610)
Net unrealized (depreciation) appreciation on:
Investments	(235,782)
Interest rate swaps	185,209
Credit default swaps	(2,781)
Futures contracts	2,445	(50,909)
Net realized loss and unrealized depreciation		(120,519)
Net decrease in net assets resulting from operations		$(50,949)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

12	Intermediate Bond Fund of America

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	February 28,	August 31,
	2017*	2016
Operations:
Net investment income	$69,570	$137,271
Net realized (loss) gain	(69,610)	114,204
Net unrealized depreciation	(50,909)	(14,253)
Net (decrease) increase in net assets resulting from operations	(50,949)	237,222

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(68,326)	(157,174)
Distributions from net realized gain on investments	(76,274)	(26,079)
Total dividends and distributions paid or accrued to shareholders	(144,600)	(183,253)

Net capital share transactions	653,438	1,715,072

Total increase in net assets	457,889	1,769,041

Net assets:
Beginning of period	12,711,089	10,942,048
End of period (including undistributed net investment income: $5,128 and $3,884, respectively)	$13,168,978	$12,711,089

*Unaudited.

See Notes to Financial Statements

Intermediate Bond Fund of America	13

Notes to financial statements	unaudited

1. Organization

Intermediate Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, B and C, as well as three F share classes, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

On January 27, 2017, the fund made an additional retail share class (Class F-3) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different

14	Intermediate Bond Fund of America

arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Intermediate Bond Fund of America	15

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

16	Intermediate Bond Fund of America

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Intermediate Bond Fund of America	17

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$7,471,788	$—	$7,471,788
Corporate bonds & notes	—	2,936,759	—	2,936,759
Mortgage-backed obligations	—	1,112,746	—	1,112,746
Bonds & notes of governments & government agencies outside the U.S.	—	664,208	—	664,208
Federal agency bonds & notes	—	165,765	—	165,765
Other	—	596,291	28,172	624,463
Preferred securities	—	2,557	—	2,557
Short-term securities	—	399,671	—	399,671
Total	$—	$13,349,785	$28,172	$13,377,957

18	Intermediate Bond Fund of America

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$50,487	$—	$50,487
Unrealized appreciation on futures contracts	2,995	—	—	2,995
Liabilities:
Unrealized depreciation on interest rate swaps	—	(38,479)	—	(38,479)
Unrealized depreciation on credit default swaps	—	(3,494)	—	(3,494)
Unrealized depreciation on futures contracts	(365)	—	—	(365)
Total	$2,630	$8,514	$—	$11,144

*Interest rate swaps, credit default swaps and futures contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Intermediate Bond Fund of America	19

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar

20	Intermediate Bond Fund of America

securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Intermediate Bond Fund of America	21

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default

22	Intermediate Bond Fund of America

or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Intermediate Bond Fund of America	23

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of interest rate swaps, credit default swaps and futures contracts as of, or for the six months ended, February 28, 2017 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Interest rate swaps	Interest	Net unrealized appreciation*	$50,487	Net unrealized depreciation*	$38,479
Credit default swaps	Credit	Net unrealized appreciation*	—	Net unrealized depreciation*	3,494
Futures contracts	Interest	Net unrealized appreciation*	2,995	Net unrealized depreciation*	365
			$53,482		$42,338

24	Intermediate Bond Fund of America

				Net unrealized appreciation
		Net realized (loss) gain		(depreciation)
		Location on statement of		Location on statement of
Contract	Risk type	operations	Value	operations	Value
Interest rate swaps	Interest	Net realized loss on interest rate swaps	$(20,581)	Net unrealized appreciation on interest rate swaps	$185,209
Credit default swaps	Credit	Net realized gain on credit default swaps	—	Net unrealized depreciation on credit default swaps	(2,781)
Futures contracts	Interest	Net realized loss on futures contracts	(43,794)	Net unrealized appreciation on futures contracts	2,445
			$(64,375)		$184,873

*	Includes cumulative appreciation/depreciation on interest rate swaps, credit default swaps and futures contracts as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program due to its use of interest rate swaps, credit default swaps, futures contracts and future delivery contracts. For interest rate swaps, credit default swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2012 and by state tax authorities for tax years before 2011.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses;

Intermediate Bond Fund of America	25

capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2016, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$50,505
Undistributed long-term capital gains	27,282

As of February 28, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$69,549
Gross unrealized depreciation on investment securities	(111,432)
Net unrealized depreciation on investment securities	(41,883)
Cost of investment securities	13,419,840

26	Intermediate Bond Fund of America

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended February 28, 2017					Year ended August 31, 2016
					Total			Total
					dividends and			dividends and
					distributions			distributions
	Ordinary		Long-term		paid or	Ordinary	Long-term	paid or
Share class	income		capital gains		accrued	income	capital gains	accrued
Class A	$62,101		$15,406		$77,507	$92,632	$11,640	$104,272
Class B	9		4		13	39	14	53
Class C	456		197		653	601	189	790
Class F-1	2,006		504		2,510	3,109	389	3,498
Class F-2	6,971		1,561		8,532	6,232	584	6,816
Class F-3[1]	—	[2]	—		— [2]
Class 529-A	3,129		809		3,938	4,556	613	5,169
Class 529-B	1		—	[2]	1	4	1	5
Class 529-C	308		138		446	329	112	441
Class 529-E	135		39		174	194	31	225
Class 529-F-1	792		182		974	1,195	137	1,332
Class R-1	45		20		65	58	17	75
Class R-2	562		247		809	664	202	866
Class R-2E	17		6		23	13	1	14
Class R-3	1,079		329		1,408	1,494	251	1,745
Class R-4	1,012		252		1,264	1,466	182	1,648
Class R-5E3	—	[2]	—	[2]	— [2]	— [2]	— [2]	— [2]
Class R-5	362		79		441	513	53	566
Class R-6	37,897		7,945		45,842	50,805	4,933	55,738
Total	$116,882		$27,718		$144,600	$163,904	$19,349	$183,253

[1]	Class F-3 shares were offered beginning January 27, 2017.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.140% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income

Intermediate Bond Fund of America	27

and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2017, the investment advisory services fee was $12,626,000, which was equivalent to an annualized rate of 0.197% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 28, 2017, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

28	Intermediate Bond Fund of America

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended February 28, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$8,950	$4,640		$357		Not applicable
Class B	12	2		Not applicable		Not applicable
Class C	469	62		23		Not applicable
Class F-1	302	186		61		Not applicable
Class F-2	Not applicable	400		175		Not applicable
Class F-3*	Not applicable	—	†	—	†	Not applicable
Class 529-A	426	217		94		$130
Class 529-B	1	—	†	—	†	—	†
Class 529-C	317	40		16		23
Class 529-E	46	5		5		6
Class 529-F-1	—	48		21		29
Class R-1	45	7		2		Not applicable
Class R-2	423	244		28		Not applicable
Class R-2E	8	3		1		Not applicable
Class R-3	378	133		38		Not applicable
Class R-4	146	62		29		Not applicable
Class R-5E	Not applicable	—	†	—	†	Not applicable
Class R-5	Not applicable	10		9		Not applicable
Class R-6	Not applicable	1		907		Not applicable
Total class-specific expenses	$11,523	$6,060		$1,766		$188

*	Class F-3 shares were offered beginning January 27, 2017.
†	Amount less than one thousand.

Intermediate Bond Fund of America	29

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $52,000 in the fund’s statement of operations reflects $42,000 in current fees (either paid in cash or deferred) and a net increase of $10,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of
			dividends and						Net (decrease)
	Sales[1]		distributions				Repurchases[1]		increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2017

Class A	$887,371	65,807	$76,151		5,686		$(1,101,388)	(81,779)	$(137,866)	(10,286)
Class B	112	8	13		2		(3,084)	(229)	(2,959)	(219)
Class C	10,633	788	648		49		(28,918)	(2,147)	(17,637)	(1,310)
Class F-1	30,191	2,240	2,467		184		(57,519)	(4,277)	(24,861)	(1,853)
Class F-2	479,881	35,563	8,172		610		(251,457)	(18,674)	236,596	17,499
Class F-3[2]	595	44	—	[3]	—	[3]	— [3]	— [3]	595	44
Class 529-A	42,230	3,134	3,929		293		(45,356)	(3,375)	803	52
Class 529-B	33	2	2		—	[3]	(356)	(26)	(321)	(24)
Class 529-C	7,642	567	445		33		(11,124)	(828)	(3,037)	(228)
Class 529-E	1,432	106	173		13		(2,705)	(201)	(1,100)	(82)
Class 529-F-1	11,438	851	971		72		(11,841)	(881)	568	42
Class R-1	746	56	65		5		(1,996)	(149)	(1,185)	(88)
Class R-2	16,062	1,192	805		60		(20,874)	(1,551)	(4,007)	(299)
Class R-2E	841	62	23		3		(304)	(23)	560	42
Class R-3	26,469	1,961	1,398		105		(25,224)	(1,876)	2,643	190
Class R-4	32,425	2,399	1,258		94		(30,687)	(2,272)	2,996	221
Class R-5E	—	—	—		—		—	—	—	—
Class R-5	8,518	630	437		32		(8,266)	(616)	689	46
Class R-6	770,848	57,262	45,785		3,417		(215,672)	(15,932)	600,961	44,747
Total net increase (decrease)	$2,327,467	172,672	$142,742		10,658		$(1,816,771)	(134,836)	$653,438	48,494

30	Intermediate Bond Fund of America

			Reinvestments of
			dividends and					Net increase
	Sales[1]		distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2016

Class A	$1,802,198	132,837	$101,962	7,517		$(1,259,997)	(92,861)	$644,163	47,493
Class B	1,281	94	52	4		(7,719)	(569)	(6,386)	(471)
Class C	40,733	3,005	778	57		(54,127)	(3,990)	(12,616)	(928)
Class F-1	98,974	7,298	3,421	252		(69,783)	(5,141)	32,612	2,409
Class F-2	436,319	32,128	6,183	456		(159,417)	(11,744)	283,085	20,840
Class 529-A	88,594	6,526	5,152	380		(77,563)	(5,716)	16,183	1,190
Class 529-B	280	21	5	—	[3]	(920)	(68)	(635)	(47)
Class 529-C	17,130	1,262	440	33		(18,706)	(1,379)	(1,136)	(84)
Class 529-E	5,743	423	223	16		(4,470)	(329)	1,496	110
Class 529-F-1	20,523	1,513	1,326	98		(17,638)	(1,300)	4,211	311
Class R-1	2,456	181	74	5		(4,077)	(300)	(1,547)	(114)
Class R-2	30,567	2,254	860	63		(32,701)	(2,410)	(1,274)	(93)
Class R-2E	4,483	331	15	1		(2,089)	(155)	2,409	177
Class R-3	46,230	3,407	1,728	127		(47,265)	(3,484)	693	50
Class R-4	42,814	3,156	1,638	121		(33,643)	(2,479)	10,809	798
Class R-5E4	10	1	—	—		—	—	10	1
Class R-5	12,360	910	563	42		(9,714)	(716)	3,209	236
Class R-6	1,063,560	78,295	55,742	4,108		(379,516)	(27,983)	739,786	54,420
Total net increase (decrease)	$3,714,255	273,642	$180,162	13,280		$(2,179,345)	(160,624)	$1,715,072	126,298

[1]	Includes exchanges between share classes of the fund.
[2]	Class F-3 shares were offered beginning January 27, 2017.
[3]	Amount less than one thousand.
[4]	Class R-5E shares were offered beginning November 20, 2015.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $6,490,653,000 and $5,634,350,000, respectively, during the six months ended February 28, 2017.

Intermediate Bond Fund of America	31

Financial highlights

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 2/28/2017[4,5]	$13.59	$.07	$(.12)	$(.05)
Year ended 8/31/2016	13.53	.15	.11	.26
Year ended 8/31/2015	13.56	.15	(.01)	.14
Year ended 8/31/2014	13.40	.17	.16	.33
Year ended 8/31/2013	13.79	.17	(.37)	(.20)
Year ended 8/31/2012	13.66	.24	.15	.39
Class B:
Six months ended 2/28/2017[4,5]	13.59	.01	(.12)	(.11)
Year ended 8/31/2016	13.53	.05	.11	.16
Year ended 8/31/2015	13.56	.05	(.01)	.04
Year ended 8/31/2014	13.40	.07	.16	.23
Year ended 8/31/2013	13.79	.07	(.37)	(.30)
Year ended 8/31/2012	13.66	.13	.15	.28
Class C:
Six months ended 2/28/2017[4,5]	13.59	.01	(.12)	(.11)
Year ended 8/31/2016	13.53	.05	.11	.16
Year ended 8/31/2015	13.56	.04	(.01)	.03
Year ended 8/31/2014	13.40	.07	.16	.23
Year ended 8/31/2013	13.79	.06	(.37)	(.31)
Year ended 8/31/2012	13.66	.13	.15	.28
Class F-1:
Six months ended 2/28/2017[4,5]	13.59	.06	(.12)	(.06)
Year ended 8/31/2016	13.53	.14	.11	.25
Year ended 8/31/2015	13.56	.14	(.01)	.13
Year ended 8/31/2014	13.40	.17	.16	.33
Year ended 8/31/2013	13.79	.17	(.37)	(.20)
Year ended 8/31/2012	13.66	.23	.15	.38
Class F-2:
Six months ended 2/28/2017[4,5]	13.59	.08	(.12)	(.04)
Year ended 8/31/2016	13.53	.18	.11	.29
Year ended 8/31/2015	13.56	.18	(.01)	.17
Year ended 8/31/2014	13.40	.21	.16	.37
Year ended 8/31/2013	13.79	.20	(.37)	(.17)
Year ended 8/31/2012	13.66	.27	.15	.42
Class F-3:
Period from 1/27/2017 to 2/28/2017[4,5,8]	13.36	.01	.03	.04

32	Intermediate Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]

$(.07)	$(.08)	$(.15)	$13.39	(.40)%[6]	$7,079	.60%[7]		.60%[7]		1.00%[7]
(.17)	(.03)	(.20)	13.59	1.95	7,327	.61		.61		1.09
(.17)	—	(.17)	13.53	1.02	6,650	.61		.61		1.12
(.17)	—	(.17)	13.56	2.50	6,296	.61		.61		1.29
(.19)	—	(.19)	13.40	(1.46)	6,416	.60		.60		1.26
(.26)	—	(.26)	13.79	2.86	6,884	.61		.61		1.76

(.02)	(.08)	(.10)	13.38	(.83)[6]	1	1.37	[7]	1.37	[7]	.20	[7]
(.07)	(.03)	(.10)	13.59	1.20	4	1.35		1.35		.28
(.07)	—	(.07)	13.53	.29	10	1.34		1.34		.36
(.07)	—	(.07)	13.56	1.75	18	1.35		1.35		.55
(.09)	—	(.09)	13.40	(2.20)	35	1.35		1.35		.52
(.15)	—	(.15)	13.79	2.10	62	1.35		1.35		1.04

(.02)	(.08)	(.10)	13.38	(.84)[6]	85	1.39	[7]	1.39	[7]	.21	[7]
(.07)	(.03)	(.10)	13.59	1.17	104	1.39		1.39		.30
(.06)	—	(.06)	13.53	.24	116	1.39		1.39		.32
(.07)	—	(.07)	13.56	1.70	146	1.40		1.40		.50
(.08)	—	(.08)	13.40	(2.24)	203	1.40		1.40		.47
(.15)	—	(.15)	13.79	2.05	296	1.40		1.40		.98

(.06)	(.08)	(.14)	13.39	(.43)[6]	230	.67	[7]	.67	[7]	.94	[7]
(.16)	(.03)	(.19)	13.59	1.90	258	.66		.66		1.05
(.16)	—	(.16)	13.53	.97	225	.66		.66		1.07
(.17)	—	(.17)	13.56	2.46	317	.65		.65		1.25
(.19)	—	(.19)	13.40	(1.49)	574	.64		.64		1.23
(.25)	—	(.25)	13.79	2.80	585	.67		.67		1.70

(.08)	(.08)	(.16)	13.39	(.29)[6]	804	.38	[7]	.38	[7]	1.24	[7]
(.20)	(.03)	(.23)	13.59	2.19	579	.37		.37		1.37
(.20)	—	(.20)	13.53	1.25	294	.39		.39		1.35
(.21)	—	(.21)	13.56	2.74	542	.37		.37		1.51
(.22)	—	(.22)	13.40	(1.24)	172	.39		.39		1.49
(.29)	—	(.29)	13.79	3.13	290	.35		.35		2.01

(.02)	—	(.02)	13.38	.26 [6]	1	.04	[6]	.04	[6]	.19	[6]

See page 39 for footnotes.

Intermediate Bond Fund of America	33

Financial highlights (continued)

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
Six months ended 2/28/2017[4,5]	$13.59	$.06	$(.12)	$(.06)
Year ended 8/31/2016	13.53	.14	.11	.25
Year ended 8/31/2015	13.56	.14	(.01)	.13
Year ended 8/31/2014	13.40	.16	.16	.32
Year ended 8/31/2013	13.79	.16	(.37)	(.21)
Year ended 8/31/2012	13.66	.22	.15	.37
Class 529-B:
Six months ended 2/28/2017[4,5]	13.59	.01	(.13)	(.12)
Year ended 8/31/2016	13.53	.03	.11	.14
Year ended 8/31/2015	13.56	.03	(.01)	.02
Year ended 8/31/2014	13.40	.06	.16	.22
Year ended 8/31/2013	13.79	.05	(.37)	(.32)
Year ended 8/31/2012	13.66	.12	.15	.27
Class 529-C:
Six months ended 2/28/2017[4,5]	13.59	.01	(.13)	(.12)
Year ended 8/31/2016	13.53	.04	.11	.15
Year ended 8/31/2015	13.56	.03	(.01)	.02
Year ended 8/31/2014	13.40	.06	.16	.22
Year ended 8/31/2013	13.79	.05	(.37)	(.32)
Year ended 8/31/2012	13.66	.12	.15	.27
Class 529-E:
Six months ended 2/28/2017[4,5]	13.59	.05	(.12)	(.07)
Year ended 8/31/2016	13.53	.11	.11	.22
Year ended 8/31/2015	13.56	.11	(.01)	.10
Year ended 8/31/2014	13.40	.13	.16	.29
Year ended 8/31/2013	13.79	.13	(.37)	(.24)
Year ended 8/31/2012	13.66	.19	.15	.34
Class 529-F-1:
Six months ended 2/28/2017[4,5]	13.59	.08	(.12)	(.04)
Year ended 8/31/2016	13.53	.17	.11	.28
Year ended 8/31/2015	13.56	.17	(.01)	.16
Year ended 8/31/2014	13.40	.19	.16	.35
Year ended 8/31/2013	13.79	.19	(.37)	(.18)
Year ended 8/31/2012	13.66	.25	.15	.40
Class R-1:
Six months ended 2/28/2017[4,5]	13.59	.01	(.11)	(.10)
Year ended 8/31/2016	13.53	.05	.11	.16
Year ended 8/31/2015	13.56	.04	(.01)	.03
Year ended 8/31/2014	13.40	.07	.16	.23
Year ended 8/31/2013	13.79	.06	(.37)	(.31)
Year ended 8/31/2012	13.66	.13	.15	.28

34	Intermediate Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]

$(.06)	$(.08)	$(.14)	$13.39	(.43)%[6]	$375		.68%[7]		.68%[7]		.93%[7]
(.16)	(.03)	(.19)	13.59	1.86	380		.70		.70		1.00
(.16)	—	(.16)	13.53	.93	362		.70		.70		1.03
(.16)	—	(.16)	13.56	2.41	367		.70		.70		1.19
(.18)	—	(.18)	13.40	(1.55)	385		.70		.70		1.16
(.24)	—	(.24)	13.79	2.76	398		.70		.70		1.66

(.01)	(.08)	(.09)	13.38	(.87)[6]	—	[9]	1.49	[7]	1.49	[7]	.08	[7]
(.05)	(.03)	(.08)	13.59	1.08	—	[9]	1.48		1.48		.16
(.05)	—	(.05)	13.53	.16	1		1.46		1.46		.23
(.06)	—	(.06)	13.56	1.62	2		1.48		1.48		.42
(.07)	—	(.07)	13.40	(2.32)	4		1.48		1.48		.39
(.14)	—	(.14)	13.79	1.96	9		1.48		1.48		.90

(.01)	(.08)	(.09)	13.38	(.86)[6]	63		1.44	[7]	1.44	[7]	.17	[7]
(.06)	(.03)	(.09)	13.59	1.11	67		1.46		1.46		.24
(.05)	—	(.05)	13.53	.17	68		1.46		1.46		.26
(.06)	—	(.06)	13.56	1.62	76		1.47		1.47		.42
(.07)	—	(.07)	13.40	(2.31)	87		1.47		1.47		.40
(.14)	—	(.14)	13.79	1.97	104		1.47		1.47		.89

(.05)	(.08)	(.13)	13.39	(.53)[6]	18		.88	[7]	.88	[7]	.73	[7]
(.13)	(.03)	(.16)	13.59	1.66	19		.90		.90		.81
(.13)	—	(.13)	13.53	.72	18		.91		.91		.81
(.13)	—	(.13)	13.56	2.18	18		.92		.92		.97
(.15)	—	(.15)	13.40	(1.78)	19		.93		.93		.93
(.21)	—	(.21)	13.79	2.51	20		.94		.94		1.42

(.08)	(.08)	(.16)	13.39	(.32)[6]	83		.45	[7]	.45	[7]	1.16	[7]
(.19)	(.03)	(.22)	13.59	2.09	84		.47		.47		1.23
(.19)	—	(.19)	13.53	1.17	79		.47		.47		1.26
(.19)	—	(.19)	13.56	2.64	74		.48		.48		1.42
(.21)	—	(.21)	13.40	(1.33)	76		.47		.47		1.39
(.27)	—	(.27)	13.79	3.00	78		.47		.47		1.89

(.02)	(.08)	(.10)	13.39	(.84)[6]	8		1.40	[7]	1.40	[7]	.21	[7]
(.07)	(.03)	(.10)	13.59	1.19	10		1.37		1.37		.33
(.06)	—	(.06)	13.53	.25	11		1.38		1.38		.35
(.07)	—	(.07)	13.56	1.70	11		1.39		1.39		.50
(.08)	—	(.08)	13.40	(2.23)	12		1.39		1.39		.48
(.15)	—	(.15)	13.79	2.05	17		1.39		1.39		.97

See page 39 for footnotes.

Intermediate Bond Fund of America	35

Financial highlights (continued)

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
Six months ended 2/28/2017[4,5]	$13.59	$.01	$(.12)	$(.11)
Year ended 8/31/2016	13.53	.05	.11	.16
Year ended 8/31/2015	13.56	.04	(.01)	.03
Year ended 8/31/2014	13.40	.07	.16	.23
Year ended 8/31/2013	13.79	.07	(.37)	(.30)
Year ended 8/31/2012	13.66	.13	.15	.28
Class R-2E:
Six months ended 2/28/2017[4,5]	13.58	.03	(.13)	(.10)
Year ended 8/31/2016	13.52	.11	.11	.22
Year ended 8/31/2015	13.56	.16	(.01)	.15
Period from 8/29/2014 to 8/31/2014[4,11]	13.56	—	—	—
Class R-3:
Six months ended 2/28/2017[4,5]	13.59	.04	(.12)	(.08)
Year ended 8/31/2016	13.53	.11	.11	.22
Year ended 8/31/2015	13.56	.11	(.01)	.10
Year ended 8/31/2014	13.40	.13	.16	.29
Year ended 8/31/2013	13.79	.12	(.37)	(.25)
Year ended 8/31/2012	13.66	.19	.15	.34
Class R-4:
Six months ended 2/28/2017[4,5]	13.59	.07	(.13)	(.06)
Year ended 8/31/2016	13.53	.15	.11	.26
Year ended 8/31/2015	13.56	.15	(.01)	.14
Year ended 8/31/2014	13.40	.17	.16	.33
Year ended 8/31/2013	13.79	.17	(.37)	(.20)
Year ended 8/31/2012	13.66	.23	.15	.38
Class R-5E:
Six months ended 2/28/2017[4,5]	13.59	.08	(.12)	(.04)
Period from 11/20/2015 to 8/31/2016[4,12]	13.49	.13	.15	.28
Class R-5:
Six months ended 2/28/2017[4,5]	13.59	.09	(.13)	(.04)
Year ended 8/31/2016	13.53	.19	.11	.30
Year ended 8/31/2015	13.56	.19	(.01)	.18
Year ended 8/31/2014	13.40	.21	.16	.37
Year ended 8/31/2013	13.79	.21	(.37)	(.16)
Year ended 8/31/2012	13.66	.27	.15	.42

36	Intermediate Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]

$(.02)	$(.08)	$(.10)	$13.38	(.84)%[6]	$112		1.43%[7]		1.43%[7]		.17%[7]
(.07)	(.03)	(.10)	13.59	1.18	118		1.37		1.37		.32
(.06)	—	(.06)	13.53	.23	118		1.40		1.40		.32
(.07)	—	(.07)	13.56	1.69	128		1.40		1.40		.49
(.09)	—	(.09)	13.40	(2.20)	142		1.36		1.36		.51
(.15)	—	(.15)	13.79	2.06	164		1.39		1.39		.98

(.03)	(.08)	(.11)	13.37	(.70)[6]	3		1.09	[7]	1.09	[7]	.52	[7]
(.13)	(.03)	(.16)	13.58	1.65	2		1.05		1.05		.74
(.19)	—	(.19)	13.52	1.09 [10]	—	[9]	.55	[10]	.55	[10]	1.17	[10]
—	—	—	13.56	—	—	[9]	—		—		—

(.04)	(.08)	(.12)	13.39	(.56)[6]	150		.94	[7]	.94	[7]	.67	[7]
(.13)	(.03)	(.16)	13.59	1.63	150		.92		.92		.77
(.13)	—	(.13)	13.53	.70	149		.93		.93		.79
(.13)	—	(.13)	13.56	2.16	153		.95		.95		.94
(.14)	—	(.14)	13.40	(1.79)	161		.95		.95		.92
(.21)	—	(.21)	13.79	2.49	175		.96		.96		1.41

(.06)	(.08)	(.14)	13.39	(.40)[6]	119		.62	[7]	.62	[7]	.99	[7]
(.17)	(.03)	(.20)	13.59	1.94	118		.62		.62		1.08
(.17)	—	(.17)	13.53	1.02	107		.61		.61		1.11
(.17)	—	(.17)	13.56	2.48	112		.63		.63		1.27
(.19)	—	(.19)	13.40	(1.48)	116		.63		.63		1.24
(.25)	—	(.25)	13.79	2.83	135		.63		.63		1.74

(.08)	(.08)	(.16)	13.39	(.32)[6]	—	[9]	.50	[7]	.45	[7]	1.15	[7]
(.15)	(.03)	(.18)	13.59	2.10 [6]	—	[9]	.48	[7]	.48	[7]	1.26	[7]

(.08)	(.08)	(.16)	13.39	(.26)[6]	34		.32	[7]	.32	[7]	1.29	[7]
(.21)	(.03)	(.24)	13.59	2.24	34		.32		.32		1.38
(.21)	—	(.21)	13.53	1.32	30		.32		.32		1.41
(.21)	—	(.21)	13.56	2.79	24		.33		.33		1.57
(.23)	—	(.23)	13.40	(1.18)	42		.33		.33		1.54
(.29)	—	(.29)	13.79	3.13	50		.34		.34		2.03

See page 39 for footnotes.

Intermediate Bond Fund of America	37

Financial highlights (continued)

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
Six months ended 2/28/2017[4,5]	$13.59	$.09	$(.12)	$(.03)
Year ended 8/31/2016	13.53	.20	.11	.31
Year ended 8/31/2015	13.56	.19	(.01)	.18
Year ended 8/31/2014	13.40	.22	.16	.38
Year ended 8/31/2013	13.79	.22	(.37)	(.15)
Year ended 8/31/2012	13.66	.28	.15	.43

	Six months ended February 28,	Year ended August 31
Portfolio turnover rate for all share classes[13]	2017[4,5,6]	2016	2015	2014	2013	2012
Including mortgage dollar roll transactions	70%	173%	192%	165%	199%	146%
Excluding mortgage dollar roll transactions	39%	92%	96%	Not available

See Notes to Financial Statements

38	Intermediate Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments	Ratio of expenses to average net assets after reimburse- ments[3]	Ratio of net income to average net assets[3]

$(.09)	$(.08)	$(.17)	$13.39	(.23)%[6]	$4,004	.26%[7]	.26%[7]	1.34%[7]
(.22)	(.03)	(.25)	13.59	2.30	3,457	.27	.27	1.45
(.21)	—	(.21)	13.53	1.36	2,704	.27	.27	1.47
(.22)	—	(.22)	13.56	2.84	1,671	.27	.27	1.61
(.24)	—	(.24)	13.40	(1.13)	862	.27	.27	1.58
(.30)	—	(.30)	13.79	3.19	447	.28	.28	2.08

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Class F-3 shares were offered beginning January 27, 2017.
[9]	Amount less than $1 million.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Class R-2E shares were offered beginning August 29, 2014.
[12]	Class R-5E shares were offered beginning November 20, 2015.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.

Intermediate Bond Fund of America	39

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2016, through February 28, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

40	Intermediate Bond Fund of America

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	9/1/2016	2/28/2017	during period*	expense ratio
Class A - actual return	$1,000.00	$996.02	$2.97	.60%
Class A - assumed 5% return	1,000.00	1,021.82	3.01	.60
Class B - actual return	1,000.00	991.74	6.77	1.37
Class B - assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class C - actual return	1,000.00	991.59	6.86	1.39
Class C - assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class F-1 - actual return	1,000.00	995.71	3.32	.67
Class F-1 - assumed 5% return	1,000.00	1,021.47	3.36	.67
Class F-2 - actual return	1,000.00	997.14	1.88	.38
Class F-2 - assumed 5% return	1,000.00	1,022.91	1.91	.38
Class F-3 - actual return†	1,000.00	1,002.60	.38	.43
Class F-3 - assumed 5% return†	1,000.00	1,022.66	2.16	.43
Class 529-A - actual return	1,000.00	995.67	3.36	.68
Class 529-A - assumed 5% return	1,000.00	1,021.42	3.41	.68
Class 529-B - actual return	1,000.00	991.32	7.36	1.49
Class 529-B - assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class 529-C - actual return	1,000.00	991.43	7.11	1.44
Class 529-C - assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class 529-E - actual return	1,000.00	994.69	4.35	.88
Class 529-E - assumed 5% return	1,000.00	1,020.43	4.41	.88
Class 529-F-1 - actual return	1,000.00	996.78	2.23	.45
Class 529-F-1 - assumed 5% return	1,000.00	1,022.56	2.26	.45
Class R-1 - actual return	1,000.00	991.59	6.91	1.40
Class R-1 - assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2 - actual return	1,000.00	991.57	7.06	1.43
Class R-2 - assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class R-2E - actual return	1,000.00	992.96	5.39	1.09
Class R-2E - assumed 5% return	1,000.00	1,019.39	5.46	1.09
Class R-3 - actual return	1,000.00	994.45	4.65	.94
Class R-3 - assumed 5% return	1,000.00	1,020.13	4.71	.94
Class R-4 - actual return	1,000.00	995.96	3.07	.62
Class R-4 - assumed 5% return	1,000.00	1,021.72	3.11	.62
Class R-5E - actual return	1,000.00	996.76	2.23	.45
Class R-5E - assumed 5% return	1,000.00	1,022.56	2.26	.45
Class R-5 - actual return	1,000.00	997.43	1.58	.32
Class R-5 - assumed 5% return	1,000.00	1,023.21	1.61	.32
Class R-6 - actual return	1,000.00	997.70	1.29	.26
Class R-6 - assumed 5% return	1,000.00	1,023.51	1.30	.26

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on January 27, 2017. The “assumed 5% return” line is based on 181 days.

Intermediate Bond Fund of America	41

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42	Intermediate Bond Fund of America

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Intermediate Bond Fund of America	43

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	Intermediate Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2017, portfolio of Intermediate Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Intermediate Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates,“Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Intermediate Bond Fund of America®
Investment portfolio
February 28, 2017
unaudited
Bonds, notes & other debt instruments 98.53% U.S. Treasury bonds & notes 56.74% U.S. Treasury 48.31%	Principal amount (000)	Value (000)
U.S. Treasury 0.875% 2017	$30,000	$30,020
U.S. Treasury 1.00% 2017	21,335	21,343
U.S. Treasury 0.875% 2018	20,000	19,969
U.S. Treasury 1.00% 2018	125,000	124,809
U.S. Treasury 0.875% 2019	22,000	21,796
U.S. Treasury 1.125% 2019	239,500	239,050
U.S. Treasury 1.50% 2019	542,500	543,227
U.S. Treasury 1.50% 2019	59,000	59,107
U.S. Treasury 1.50% 2019	20,000	20,085
U.S. Treasury 1.625% 2019	525,350	528,618
U.S. Treasury 1.625% 2019	191,650	192,457
U.S. Treasury 1.625% 2019	140,000	140,834
U.S. Treasury 1.625% 2019	20,000	20,146
U.S. Treasury 1.75% 2019	44,000	44,392
U.S. Treasury 3.625% 2019	129,500	136,564
U.S. Treasury 1.25% 2020[1]	245,500	243,843
U.S. Treasury 1.375% 2020	198,750	197,607
U.S. Treasury 1.375% 2020	150,000	149,011
U.S. Treasury 1.375% 2020	117,156	115,852
U.S. Treasury 1.375% 2020	32,500	32,203
U.S. Treasury 1.375% 2020	21,000	20,913
U.S. Treasury 1.375% 2020	15,150	14,994
U.S. Treasury 1.50% 2020	131,700	131,336
U.S. Treasury 1.625% 2020	80,000	79,748
U.S. Treasury 1.625% 2020	72,000	71,995
U.S. Treasury 1.625% 2020	60,650	60,690
U.S. Treasury 1.75% 2020	387,940	388,165
U.S. Treasury 1.75% 2020	138,920	139,255
U.S. Treasury 2.00% 2020	144,430	145,961
U.S. Treasury 2.125% 2020	6,950	7,064
U.S. Treasury 3.625% 2020	23,000	24,420
U.S. Treasury 8.75% 2020	15,000	18,366
U.S. Treasury 1.125% 2021[1]	200,000	195,034
U.S. Treasury 1.125% 2021	119,160	115,386
U.S. Treasury 1.125% 2021	42,500	41,242
U.S. Treasury 1.125% 2021	3,900	3,771
U.S. Treasury 1.25% 2021	176,425	172,709
U.S. Treasury 1.25% 2021	46,000	44,689
U.S. Treasury 1.375% 2021	255,220	251,598
U.S. Treasury 1.375% 2021	60,000	58,907
U.S. Treasury 1.75% 2021	251,250	249,665
U.S. Treasury 2.00% 2021	118,230	118,903
U.S. Treasury 2.00% 2021	96,000	96,416
U.S. Treasury 2.00% 2021	21,710	21,814
U.S. Treasury 2.00% 2021	4,000	4,030
U.S. Treasury 2.125% 2021	43,876	44,367
Intermediate Bond Fund of America — Page 1 of 17

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.125% 2021	$43,420	$43,883
U.S. Treasury 2.25% 2021	17,650	17,945
U.S. Treasury 3.625% 2021	5,400	5,791
U.S. Treasury 8.00% 2021	20,000	25,506
U.S. Treasury 1.875% 2022	238,000	237,595
U.S. Treasury 1.875% 2022	156,881	156,679
U.S. Treasury 1.875% 2022	21,500	21,397
U.S. Treasury 2.00% 2022	89,060	88,814
U.S. Treasury 2.125% 2022	72,620	72,863
U.S. Treasury 1.50% 2023	72,620	70,205
U.S. Treasury 1.75% 2023	3,750	3,682
U.S. Treasury 2.125% 2023	11,000	10,970
U.S. Treasury 7.125% 2023	15,000	19,274
U.S. Treasury 2.125% 2025	23,500	23,188
U.S. Treasury 2.00% 2026	41,000	39,652
U.S. Treasury 2.25% 2027	7,696	7,618
U.S. Treasury 2.50% 2046	34,650	31,362
U.S. Treasury 2.875% 2046	84,000	82,354
		6,361,149
U.S. Treasury inflation-protected securities 8.43%
U.S. Treasury Inflation-Protected Security 0.125% 2017[2]	22,322	22,457
U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	188,452	191,070
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	117,946	117,661
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	90,692	93,506
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	49,071	49,504
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	212,102	246,549
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	134,863	138,209
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	3,041	3,477
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	1,202	1,539
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	74,830	72,788
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	82,853	77,998
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	36,257	40,562
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	13,738	13,292
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	40,757	42,027
		1,110,639
Total U.S. Treasury bonds & notes		7,471,788
Corporate bonds & notes 22.30% Financials 6.29%
ACE INA Holdings Inc. 2.30% 2020	3,075	3,089
ACE INA Holdings Inc. 2.875% 2022	1,060	1,072
ACE INA Holdings Inc. 3.35% 2026	1,060	1,079
Allstate Corp. 3.28% 2026	2,545	2,560
American Express Co. 6.15% 2017	2,900	2,966
American Express Co. 1.640% 2018[3]	15,000	15,042
Bank of America Corp. 5.75% 2017	5,070	5,230
Bank of America Corp. 2.625% 2020	10,000	10,078
Bank of America Corp. 5.625% 2020	7,000	7,718
Bank of America Corp. 3.248% 2027	6,145	5,906
Bank of America Corp. 3.824% 2028	8,500	8,577
Bank of New York Mellon Corp. 2.60% 2022	25,000	24,994
Bank of New York Mellon Corp. 2.20% 2023	5,000	4,787
Intermediate Bond Fund of America — Page 2 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Barclays Bank PLC 6.05% 2017[4]	$4,140	$4,267
Barclays Bank PLC 3.65% 2025	3,025	2,962
Barclays Bank PLC 4.375% 2026	11,000	11,225
BB&T Corp. 1.45% 2019	10,000	9,916
BB&T Corp. 2.625% 2022	15,000	15,059
Berkshire Hathaway Finance Corp. 1.15% 2018	12,955	12,891
Berkshire Hathaway Finance Corp. 1.30% 2019	15,000	14,854
Berkshire Hathaway Inc. 1.55% 2018	15,000	15,044
BNP Paribas 5.00% 2021	8,000	8,667
BPCE SA group 2.75% 2021	9,500	9,456
BPCE SA group 4.875% 2026[4]	5,300	5,315
Citigroup Inc. 2.90% 2021	12,500	12,556
Citigroup Inc. 3.20% 2026	15,000	14,459
Credit Agricole SA 4.375% 2025[4]	3,025	3,003
Credit Suisse Group AG 3.00% 2021	10,500	10,615
Credit Suisse Group AG 3.80% 2022	5,784	5,852
Credit Suisse Group AG 4.55% 2026	7,500	7,775
Danske Bank AS 2.20% 2020[4]	25,000	24,961
DNB ASA 2.375% 2021[4]	20,000	19,802
Goldman Sachs Group, Inc. 2.30% 2019	25,000	25,056
Goldman Sachs Group, Inc. 2.875% 2021	12,850	12,996
Goldman Sachs Group, Inc. 5.25% 2021	3,560	3,918
Goldman Sachs Group, Inc. 3.50% 2026	9,544	9,392
HSBC Holdings PLC 2.65% 2022	7,825	7,717
HSBC Holdings PLC 4.00% 2022	2,950	3,087
HSBC Holdings PLC 4.30% 2026	6,315	6,622
Intesa Sanpaolo SpA 5.017% 2024[4]	5,935	5,592
JPMorgan Chase & Co. 2.25% 2020	5,000	5,026
JPMorgan Chase & Co. 2.55% 2020	5,980	6,027
JPMorgan Chase & Co. 3.782% 2028	4,520	4,598
MetLife Global Funding I 2.30% 2019[4]	4,720	4,765
MetLife Global Funding I 2.00% 2020[4]	830	825
MetLife Global Funding I 1.95% 2021[4]	17,500	17,039
Metropolitan Life Global Funding I, 1.75% 2018[4]	25,480	25,482
Morgan Stanley 1.842% 2020[3]	10,000	10,040
Morgan Stanley 2.210% 2022[3]	5,000	5,053
Morgan Stanley 3.125% 2026	8,570	8,266
Morgan Stanley 3.625% 2027	9,450	9,434
New York Life Global Funding 1.55% 2018[4]	10,000	9,974
New York Life Global Funding 1.50% 2019[4]	21,365	21,134
New York Life Global Funding 2.10% 2019[4]	7,000	7,054
New York Life Global Funding 1.95% 2020[4]	7,200	7,169
New York Life Global Funding 1.70% 2021[4]	30,000	29,024
Nordea Bank AB 3.125% 2017[4]	5,000	5,005
Nordea Bank AB 1.875% 2018[4]	8,575	8,579
Nordea Bank AB 1.625% 2019[4]	30,000	29,632
Nordea Bank AB 2.25% 2021[4]	15,000	14,795
Northern Trust Corp. 5.85% 2017[4]	12,750	13,108
PNC Bank 1.70% 2018	25,000	25,035
PNC Bank 2.40% 2019	3,260	3,296
PNC Financial Services Group, Inc. 2.854% 2022	5,000	4,994
PRICOA Global Funding I 1.35% 2017[4]	6,000	6,002
QBE Insurance Group Ltd. 2.40% 2018[4]	2,300	2,303
Rabobank Nederland 1.840% 2022[3]	17,500	17,607
Intermediate Bond Fund of America — Page 3 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Rabobank Nederland 2.75% 2022	$325	$326
Rabobank Nederland 4.625% 2023	10,000	10,554
Royal Bank of Canada 2.125% 2020	10,000	9,993
Royal Bank of Canada 2.75% 2022	15,000	15,157
Skandinaviska Enskilda Banken AB 2.625% 2021	10,000	10,052
Standard Chartered PLC 2.10% 2019[4]	5,000	4,959
Svenska Handelsbanken AB 1.625% 2018	12,500	12,509
Toronto-Dominion Bank 1.45% 2018	10,000	9,989
Unum Group 5.625% 2020	1,100	1,209
US Bank NA 2.00% 2020	35,000	35,086
Wells Fargo & Co. 2.15% 2019	25,000	25,144
Wells Fargo & Co. 2.55% 2020	11,525	11,587
Wells Fargo & Co. 3.00% 2026	5,000	4,809
		828,797
Health care 3.57%
Abbott Laboratories 2.35% 2019	25,000	25,147
Abbott Laboratories 2.90% 2021	25,000	25,072
AbbVie Inc. 1.80% 2018	18,000	18,045
AbbVie Inc. 2.50% 2020	7,835	7,880
AbbVie Inc. 2.30% 2021	11,500	11,366
AbbVie Inc. 2.85% 2023	2,115	2,078
AbbVie Inc. 3.60% 2025	625	623
AbbVie Inc. 3.20% 2026	11,500	11,088
Aetna Inc. 1.90% 2019	12,555	12,659
Aetna Inc. 2.40% 2021	21,280	21,521
Aetna Inc. 2.80% 2023	6,665	6,637
Aetna Inc. 3.20% 2026	4,275	4,320
Allergan PLC 3.00% 2020	15,355	15,645
Allergan PLC 3.45% 2022	11,400	11,658
Allergan PLC 3.80% 2025	22,000	22,265
Amgen Inc. 1.85% 2021	9,495	9,188
Amgen Inc. 2.25% 2023	14,550	13,920
Baxalta Inc. 2.875% 2020	9,100	9,216
Baxalta Inc. 4.00% 2025	4,990	5,098
Becton, Dickinson and Co. 1.80% 2017	5,796	5,810
Becton, Dickinson and Co. 2.675% 2019	13,066	13,271
Biogen Inc. 2.90% 2020	14,200	14,495
Boston Scientific Corp. 3.375% 2022	2,000	2,040
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	1,001
Celgene Corp. 3.875% 2025	3,380	3,462
Eli Lilly and Co. 1.25% 2018	700	700
EMD Finance LLC 2.40% 2020[4]	8,270	8,263
EMD Finance LLC 2.95% 2022[4]	6,365	6,382
Gilead Sciences, Inc. 1.95% 2022	4,345	4,205
Gilead Sciences, Inc. 3.25% 2022	1,750	1,791
GlaxoSmithKline Capital Inc. 5.65% 2018	5,000	5,251
HCA Inc. 5.00% 2024	2,000	2,112
HCA Inc. 5.25% 2025	2,500	2,675
Merck & Co., Inc. 1.10% 2018	5,250	5,244
Novartis Capital Corp. 2.40% 2022	25,000	24,962
Novartis Securities Investment Ltd. 5.125% 2019	6,500	6,936
Roche Holdings, Inc. 1.338% 2019[3,4]	8,500	8,520
Roche Holdings, Inc. 1.75% 2022[4]	14,665	14,183
Intermediate Bond Fund of America — Page 4 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Shire PLC 1.90% 2019	$16,360	$16,237
Shire PLC 2.40% 2021	34,980	34,300
Teva Pharmaceutical Finance Company BV 2.20% 2021	7,500	7,229
Teva Pharmaceutical Finance Company BV 2.80% 2023	3,000	2,838
Teva Pharmaceutical Finance Company BV 3.15% 2026	10,000	9,274
UnitedHealth Group Inc. 3.45% 2027	7,500	7,686
WellPoint, Inc. 2.25% 2019	6,000	6,030
Zimmer Holdings, Inc. 2.00% 2018	6,125	6,145
Zimmer Holdings, Inc. 2.70% 2020	14,685	14,787
Zimmer Holdings, Inc. 3.15% 2022	1,205	1,209
		470,464
Consumer discretionary 2.61%
American Honda Finance Corp. 1.70% 2021	15,000	14,577
Bayerische Motoren Werke AG 1.45% 2019[4]	20,000	19,816
Bayerische Motoren Werke AG 1.85% 2021[4]	5,000	4,870
Bayerische Motoren Werke AG 2.00% 2021[4]	30,000	29,546
Comcast Corp. 3.30% 2027	10,000	9,975
Cox Communications, Inc. 6.25% 2018[4]	250	263
Daimler Finance NA LLC 2.70% 2020[4]	7,500	7,563
DaimlerChrysler North America Holding Corp. 1.375% 2017[4]	6,130	6,133
DaimlerChrysler North America Holding Corp. 1.875% 2018[4]	8,900	8,920
DaimlerChrysler North America Holding Corp. 2.375% 2018[4]	7,000	7,058
DaimlerChrysler North America Holding Corp. 1.50% 2019[4]	19,500	19,269
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	23,600	23,006
DaimlerChrysler North America Holding Corp. 2.20% 2021[4]	5,000	4,912
DaimlerChrysler North America Holding Corp. 2.85% 2022[4]	5,000	5,024
Ford Motor Co. 4.346% 2026	20,000	20,562
Ford Motor Credit Co. 1.684% 2017	10,000	10,015
Ford Motor Credit Co. 2.943% 2019	15,000	15,253
Ford Motor Credit Co. 3.20% 2021	4,150	4,222
General Motors Financial Co. 4.30% 2025	5,000	5,102
General Motors Financial Co. 4.00% 2026	3,500	3,491
Hyundai Capital Services Inc. 2.625% 2020[4]	900	894
Marriott International, Inc., Series I, 6.375% 2017	19,750	20,035
McDonald’s Corp. 2.75% 2020	1,850	1,884
McDonald’s Corp. 3.70% 2026	1,885	1,937
Newell Rubbermaid Inc. 3.15% 2021	9,600	9,794
Newell Rubbermaid Inc. 3.85% 2023	5,590	5,824
Newell Rubbermaid Inc. 4.20% 2026	14,885	15,675
Thomson Reuters Corp. 1.65% 2017	25,760	25,804
Toyota Motor Credit Corp. 1.55% 2019	19,900	19,782
Toyota Motor Credit Corp. 2.15% 2020	2,000	2,011
Toyota Motor Credit Corp. 2.60% 2022	10,100	10,159
Volkswagen International Finance NV 2.125% 2018[4]	10,000	10,016
		343,392
Utilities 1.95%
American Electric Power Co., Inc. 1.65% 2017	10,000	10,019
CMS Energy Corp. 5.05% 2022	17,500	19,260
CMS Energy Corp. 3.60% 2025	1,500	1,519
Consolidated Edison, Inc. 2.00% 2020	11,850	11,874
Consumers Energy Co. 2.85% 2022	7,500	7,607
Dominion Gas Holdings LLC 2.50% 2019	2,975	3,007
Intermediate Bond Fund of America — Page 5 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Dominion Resources, Inc. 2.75% 2022	$4,980	$4,976
Duke Energy Corp. 3.75% 2024	8,200	8,503
Duke Energy Corp. 2.65% 2026	1,400	1,318
E.ON International Finance BV 5.80% 2018[4]	13,000	13,605
Enersis Américas SA 4.00% 2026	865	861
Entergy Corp. 2.95% 2026	3,000	2,866
Entergy Louisiana, LLC 3.30% 2022	1,275	1,302
Exelon Corp. 2.45% 2021	12,840	12,709
Iberdrola Finance Ireland 5.00% 2019[4]	5,000	5,323
MidAmerican Energy Holdings Co. 2.00% 2018	14,350	14,398
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	2,025	2,017
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	15,000	15,094
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,000	10,671
NextEra Energy, Inc. 1.649% 2018	7,500	7,492
Niagara Mohawk Power Corp. 3.508% 2024[4]	5,340	5,485
Pacific Gas and Electric Co. 3.85% 2023	12,220	12,893
Public Service Co. of Colorado 5.80% 2018	2,250	2,377
Public Service Enterprise Group Inc. 1.60% 2019	25,410	25,140
Public Service Enterprise Group Inc. 2.00% 2021	7,540	7,301
Puget Energy, Inc. 6.50% 2020	3,000	3,375
Southern California Edison Co. 1.845% 2022[5]	3,268	3,219
Southern Co. 2.35% 2021	8,500	8,398
Teco Finance, Inc. 5.15% 2020	3,000	3,210
Virginia Electric and Power Co. 2.95% 2022	4,662	4,769
Virginia Electric and Power Co. 2.95% 2026	1,265	1,242
Xcel Energy Inc. 2.60% 2022	25,000	24,999
		256,829
Energy 1.73%
Chevron Corp. 2.10% 2021	17,500	17,377
Chevron Corp. 2.498% 2022	15,175	15,175
Chevron Corp. 2.954% 2026	12,500	12,355
ConocoPhillips 4.95% 2026	3,250	3,606
Enbridge Inc. 4.00% 2023	4,825	4,969
Enbridge Inc. 3.50% 2024	495	492
Enbridge Inc. 4.25% 2026	4,480	4,637
Energy Transfer Partners, LP 4.20% 2027	1,090	1,097
Exxon Mobil Corp. 2.222% 2021	15,000	15,040
Halliburton Co. 3.80% 2025	11,500	11,834
Kinder Morgan Energy Partners, LP 3.50% 2021	2,230	2,278
Kinder Morgan, Inc. 3.05% 2019	3,785	3,854
Kinder Morgan, Inc. 4.30% 2025	2,825	2,910
Petróleos Mexicanos 4.625% 2023	10,000	10,025
Petróleos Mexicanos 6.875% 2026	3,500	3,840
Petróleos Mexicanos 6.50% 2027[4]	5,000	5,320
Royal Dutch Shell PLC 1.75% 2021	12,785	12,458
Schlumberger BV 4.00% 2025[4]	4,310	4,543
Shell International Finance BV 2.125% 2020	7,605	7,629
Shell International Finance BV 1.875% 2021	26,250	25,756
Shell International Finance BV 2.875% 2026	10,000	9,739
Statoil ASA 3.125% 2017	17,000	17,146
Statoil ASA 1.95% 2018	1,595	1,603
Statoil ASA 2.75% 2021	2,120	2,142
Total Capital Canada Ltd. 1.45% 2018	20,130	20,166
Intermediate Bond Fund of America — Page 6 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Partners LP 3.60% 2022	$5,000	$5,094
Williams Partners LP 4.30% 2024	3,750	3,887
Williams Partners LP 4.00% 2025	3,000	3,043
		228,015
Information technology 1.57%
Apple Inc. 2.50% 2022	31,495	31,619
Apple Inc. 3.35% 2027	10,000	10,159
Broadcom Ltd. 3.00% 2022[4]	30,725	30,740
Cisco Systems, Inc. 1.85% 2021	21,145	20,751
Microsoft Corp. 1.10% 2019	9,330	9,237
Microsoft Corp. 1.55% 2021	19,530	18,987
Microsoft Corp. 2.40% 2022	28,420	28,554
Microsoft Corp. 2.40% 2026	5,700	5,423
Microsoft Corp. 3.30% 2027	15,160	15,475
Oracle Corp. 1.90% 2021	22,500	22,104
Samsung Electronics America, Inc. 1.75% 2017[4]	13,475	13,480
		206,529
Consumer staples 1.39%
Altria Group, Inc. 2.625% 2020	4,775	4,846
Altria Group, Inc. 4.75% 2021	4,000	4,349
Anheuser-Busch InBev NV 2.65% 2021	21,000	21,241
Anheuser-Busch InBev NV 3.65% 2026	17,500	17,788
Coca-Cola Co. 1.55% 2021	27,500	26,893
Kraft Foods Inc. 2.25% 2017	5,000	5,010
PepsiCo, Inc. 1.35% 2019	15,000	14,897
Philip Morris International Inc. 1.875% 2019	2,400	2,413
Philip Morris International Inc. 2.00% 2020	19,605	19,554
Philip Morris International Inc. 2.90% 2021	8,850	8,983
Philip Morris International Inc. 2.625% 2022	1,140	1,142
Procter & Gamble Co. 1.70% 2021	12,500	12,288
Reynolds American Inc. 2.30% 2018	2,645	2,664
Reynolds American Inc. 3.25% 2020	7,355	7,542
Reynolds American Inc. 4.00% 2022	960	1,010
Reynolds American Inc. 4.45% 2025	15,940	16,881
The JM Smucker Co. 2.50% 2020	400	405
Unilever Capital Corp. 1.375% 2021	15,000	14,413
Wal-Mart Stores, Inc. 5.80% 2018	740	772
		183,091
Industrials 1.25%
3M Co. 1.625% 2021	27,050	26,542
Canadian National Railway Co. 5.85% 2017	7,000	7,222
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022[5]	247	261
ERAC USA Finance Co. 2.60% 2021[4]	6,750	6,669
ERAC USA Finance Co. 2.70% 2023[4]	5,500	5,290
General Electric Corp. 5.25% 2017	7,500	7,735
Honeywell International Inc. 1.85% 2021	17,500	17,183
John Deere Capital Corp. 2.65% 2022	15,000	15,119
Johnson Controls, Inc. 1.40% 2017	5,000	4,991
Lockheed Martin Corp. 2.50% 2020	3,460	3,496
PACCAR Inc. 1.65% 2021	5,000	4,834
Siemens AG 1.30% 2019[4]	40,000	39,482
Intermediate Bond Fund of America — Page 7 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Siemens AG 2.15% 2020[4]	$2,000	$2,002
Union Pacific Corp. 5.70% 2018	5,900	6,247
United Technologies Corp. 1.95% 2021	18,350	18,044
		165,117
Telecommunication services 0.99%
AT&T Inc. 2.80% 2021	10,215	10,248
AT&T Inc. 3.00% 2022	35,000	34,798
AT&T Inc. 3.20% 2022	6,480	6,519
AT&T Inc. 3.40% 2025	7,500	7,263
AT&T Inc. 4.250% 2027	7,500	7,645
Deutsche Telekom International Finance BV 2.25% 2017[4]	11,100	11,101
Deutsche Telekom International Finance BV 2.82% 2022[4]	15,000	14,973
SoftBank Group Corp. 3.36% 2023[4,5]	5,000	5,025
Verizon Communications Inc. 2.946% 2022[4]	32,217	32,221
		129,793
Real estate 0.87%
American Campus Communities, Inc. 3.35% 2020	10,000	10,184
American Campus Communities, Inc. 3.75% 2023	1,755	1,785
American Campus Communities, Inc. 4.125% 2024	3,500	3,613
Boston Properties, Inc. 3.65% 2026	3,750	3,768
Developers Diversified Realty Corp. 7.875% 2020	1,500	1,743
Essex Portfolio L.P. 3.375% 2026	3,015	2,963
Hospitality Properties Trust 6.70% 2018	11,450	11,655
Kimco Realty Corp. 3.40% 2022	545	553
Kimco Realty Corp. 2.70% 2024	2,655	2,555
Prologis, Inc. 3.35% 2021	5,900	6,085
Scentre Group 3.25% 2025[4]	1,500	1,462
Scentre Group 3.50% 2025[4]	3,000	3,001
Simon Property Group, LP 2.35% 2022	15,000	14,825
WEA Finance LLC 2.70% 2019[4]	29,885	30,235
WEA Finance LLC 3.25% 2020[4]	12,280	12,499
WEA Finance LLC 3.75% 2024[4]	7,790	7,932
		114,858
Materials 0.08%
Air Liquide SA 1.75% 2021[4]	7,535	7,345
Georgia-Pacific Corp. 2.539% 2019[4]	2,500	2,529
		9,874
Total corporate bonds & notes		2,936,759
Mortgage-backed obligations 8.45% Federal agency mortgage-backed obligations 7.00%
Fannie Mae 5.00% 2023[5]	554	575
Fannie Mae 9.031% 2026[5]	31	35
Fannie Mae 6.00% 2028[5]	656	742
Fannie Mae 6.00% 2028[5]	218	246
Fannie Mae 6.00% 2028[5]	215	243
Fannie Mae 2.50% 2032[5,6]	125,000	125,303
Fannie Mae 3.50% 2034[5]	543	568
Fannie Mae 6.50% 2034[5]	642	739
Fannie Mae 4.00% 2036[5]	12,139	12,918
Intermediate Bond Fund of America — Page 8 of 17

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2036[5]	$7,434	$7,903
Fannie Mae 4.00% 2036[5]	2,945	3,134
Fannie Mae 4.00% 2036[5]	2,524	2,687
Fannie Mae 4.00% 2036[5]	2,092	2,224
Fannie Mae 4.00% 2036[5]	207	220
Fannie Mae 7.00% 2037[5]	124	136
Fannie Mae 7.50% 2037[5]	44	49
Fannie Mae 6.50% 2039[5]	599	685
Fannie Mae 5.50% 2040[5]	897	1,001
Fannie Mae 5.50% 2040[5]	477	534
Fannie Mae 4.00% 2041[5]	1,137	1,200
Fannie Mae 4.00% 2042[5]	1,588	1,671
Fannie Mae 3.50% 2045[5]	27,541	28,322
Fannie Mae 3.50% 2045[5]	14,139	14,530
Fannie Mae 4.00% 2045[5]	21,333	22,443
Fannie Mae 4.00% 2045[5]	5,829	6,133
Fannie Mae 4.00% 2045[5]	4,474	4,707
Fannie Mae 3.50% 2046[5]	70,686	72,662
Fannie Mae 3.50% 2046[5]	1,993	2,052
Fannie Mae 3.50% 2046[5]	1,196	1,231
Fannie Mae 4.00% 2046[5]	4,634	4,875
Fannie Mae 4.00% 2046[5]	4,465	4,726
Fannie Mae 4.00% 2046[5]	3,704	3,840
Fannie Mae 4.00% 2046[5]	2,852	2,954
Fannie Mae 4.50% 2046[5]	8,979	9,667
Fannie Mae 4.50% 2046[5]	2,582	2,779
Fannie Mae 3.50% 2047[5,6]	26,600	27,263
Fannie Mae 4.00% 2047[5,6]	40,000	42,033
Fannie Mae 4.00% 2047[5,6]	12,175	12,771
Fannie Mae 7.00% 2047[5]	70	79
Fannie Mae, Series 2001-4, Class GA, 9.337% 2025[3,5]	47	51
Fannie Mae, Series 2001-4, Class NA, 9.638% 2025[3,5]	18	20
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[5]	361	431
Fannie Mae, Series 2001-20, Class D, 11.008% 2031[3,5]	1	1
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[5]	857	799
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037[5]	2,225	2,031
Fannie Mae, Series 2007-114, Class A7, 0.978% 2037[3,5]	12,500	12,450
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[5]	105	124
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[5]	413	489
Freddie Mac 6.50% 2027[5]	473	533
Freddie Mac 2.50% 2032[5]	34,309	34,438
Freddie Mac 4.00% 2036[5]	87,410	92,936
Freddie Mac 4.00% 2036[5]	4,673	4,971
Freddie Mac 4.00% 2036[5]	3,333	3,546
Freddie Mac 4.00% 2036[5]	3,162	3,364
Freddie Mac 6.00% 2037[5]	703	809
Freddie Mac 6.00% 2037[5]	153	176
Freddie Mac 5.00% 2041[5]	471	519
Freddie Mac 2.99% 2045[5,7]	16,474	16,894
Freddie Mac 3.50% 2045[5]	13,439	13,829
Freddie Mac 3.50% 2046[5]	19,875	20,427
Freddie Mac 3.50% 2046[5]	9,966	10,261
Freddie Mac 3.50% 2046[5]	2,515	2,585
Freddie Mac 3.50% 2046[5]	1,994	2,053
Intermediate Bond Fund of America — Page 9 of 17

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.50% 2046[5]	$1,807	$1,950
Freddie Mac 4.50% 2046[5]	1,025	1,103
Freddie Mac 4.50% 2046[5]	479	516
Freddie Mac 4.00% 2047[5,6]	12,000	12,611
Freddie Mac 4.00% 2047[5,6]	9,000	9,439
Freddie Mac, Series 1567, Class A, 1.170% 2023[3,5]	14	14
Freddie Mac, Series 2626, Class NG, 3.50% 2023[5]	13	13
Freddie Mac, Series T-041, Class 3A, 5.765% 2032[3,5]	247	271
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[5]	1,984	1,818
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[5]	1,077	987
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[5]	248	211
Government National Mortgage Assn. 4.50% 2042[5]	41	44
Government National Mortgage Assn. 4.50% 2044[5]	3,373	3,610
Government National Mortgage Assn. 4.50% 2045[5]	92,018	98,470
Government National Mortgage Assn. 4.50% 2045[5]	28,354	30,342
Government National Mortgage Assn. 4.50% 2045[5]	23,836	25,508
Government National Mortgage Assn. 4.50% 2045[5]	22,283	23,839
Government National Mortgage Assn. 4.50% 2045[5]	21,024	22,498
Government National Mortgage Assn. 4.50% 2045[5]	14,841	15,881
Government National Mortgage Assn. 4.50% 2045[5]	7,460	7,983
Government National Mortgage Assn. 4.50% 2045[5]	3,803	4,070
Government National Mortgage Assn. 4.50% 2045[5]	598	640
Government National Mortgage Assn. 4.00% 2046[5]	2,180	2,263
Government National Mortgage Assn. 4.624% 2061[5]	1,036	1,072
Government National Mortgage Assn. 4.664% 2061[5]	2,090	2,164
Government National Mortgage Assn. 4.759% 2062[5]	100	104
Government National Mortgage Assn. 4.821% 2062[5]	283	293
Government National Mortgage Assn. 4.705% 2063[5]	122	127
Government National Mortgage Assn. 4.922% 2063[5]	148	153
Government National Mortgage Assn. 4.723% 2064[5]	1,452	1,508
Government National Mortgage Assn. 4.770% 2064[5]	1,142	1,176
Government National Mortgage Assn. 4.875% 2064[5]	559	577
Government National Mortgage Assn. 5.172% 2064[5]	772	806
		921,678
Collateralized mortgage-backed (privately originated) 0.98%
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[5]	161	175
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[5]	155	170
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[5]	230	248
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[5]	548	587
Mortgage Repurchase Agreement Financing Trust, Series 2016-3, Class A1, 1.772% 2018[3,4,5,7]	22,500	22,499
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A1, 1.942% 2019[3,4,5,7]	40,000	39,995
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 2026[4,5]	4,412	4,447
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 2026[4,5,7]	2,897	2,918
Paine Webber CMO, Series O, Class 5, 9.50% 2019[5]	2	2
Station Place Securitization Trust, Series 2017-1, Class A, 1.673% 2049[3,4,5,7]	10,705	10,704
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[3,4,5]	8,631	8,547
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25% 2056[3,4,5]	4,284	4,250
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[3,4,5]	35,065	35,053
		129,595
Intermediate Bond Fund of America — Page 10 of 17

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities 0.47%	Principal amount (000)	Value (000)
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.694% 2050[3,5]	$5,697	$5,755
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.626% 2031[3,4,5]	15,661	15,688
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A1A, 5.704% 2049[5]	9,579	9,654
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A1A, 5.740% 2049[3,5]	5,527	5,539
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.740% 2049[3,5]	3,450	3,453
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, 5.928% 2045[3,5]	258	257
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM, 5.493% 2040[3,5]	1,998	2,004
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.163% 2045[3,5]	4,500	4,617
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 5.887% 2049[3,5]	10,131	10,202
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.727% 2049[3,5]	4,296	4,304
		61,473
Total mortgage-backed obligations		1,112,746
Bonds & notes of governments & government agencies outside the U.S. 5.04%
Bank Nederlandse Gemeenten NV 1.00% 2018[4]	36,000	35,753
Bank Nederlandse Gemeenten NV 2.375% 2022[4]	10,000	10,031
Belgium (Kingdom of) 1.125% 2019[4]	30,900	30,496
Bermuda 4.854% 2024[4]	3,525	3,725
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[4]	9,090	9,469
Council of Europe Development Bank 1.00% 2019	40,000	39,604
European Bank for Reconstruction & Development 1.125% 2020	30,000	29,360
European Investment Bank 1.25% 2019	21,430	21,118
European Investment Bank 1.375% 2021	26,667	25,811
European Investment Bank 2.25% 2022	15,020	15,005
Indonesia (Republic of) 4.125% 2025[4]	3,000	3,085
Inter-American Development Bank 1.25% 2021	40,000	38,637
International Bank for Reconstruction and Development 1.125% 2019	18,000	17,760
International Bank for Reconstruction and Development 1.125% 2020	20,000	19,550
International Bank for Reconstruction and Development 1.375% 2021	40,000	38,861
Japan Bank for International Cooperation 2.25% 2020	35,840	35,854
KfW 1.00% 2018	38,000	37,872
KfW 2.125% 2022	16,655	16,675
Landwirtschaftliche Rentenbank 2.00% 2021	28,040	28,022
Lithuania (Republic of) 7.375% 2020	15,000	17,080
Oesterreichische Kontrollbank AG 1.75% 2020	17,435	17,364
Poland (Republic of) 6.375% 2019	2,825	3,121
Poland (Republic of) 3.00% 2023	10,000	10,050
Quebec (Province of) 2.375% 2022	18,999	19,007
Saudi Arabia (Kingdom of) 3.25% 2026[4]	15,000	14,531
Slovenia (Republic of) 5.50% 2022	24,000	26,880
Spain (Kingdom of) 4.00% 2018[4]	20,000	20,425
Spain (Kingdom of) 4.00% 2018	20,000	20,425
Sweden (Kingdom of) 1.25% 2021[4]	40,000	38,747
United Mexican States 3.60% 2025	20,000	19,890
		664,208
Asset-backed obligations 4.59%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[4,5]	8,360	8,359
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[4,5]	10,000	10,035
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[4,5]	8,935	9,069
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,5]	10,000	10,023
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[4,5]	10,315	10,306
Intermediate Bond Fund of America — Page 11 of 17

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 2022[4,5]	$8,020	$8,094
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[5]	4,370	4,374
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26% 2019[5]	1,851	1,848
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 2019[5]	671	671
Avant Loans Funding Trust, Series 2016-C, Class A, 2.96% 2019[4,5]	2,341	2,344
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 2019[4,5]	3,606	3,616
Avant Loans Funding Trust, Series 2016-C, Class B, 4.92% 2020[4,5]	6,545	6,660
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[4,5]	290	290
Babson CLO Ltd., Series 2012-2A, Class A1R, CLO, 2.279% 2023[3,4,5]	5,004	5,011
Bank of the West Auto Trust, Series 2014-1, Class A3, 1.09% 2019[4,5]	608	608
California Republic Auto Receivables Trust, Series 2015-1, Class A3, 1.33% 2019[5]	2,362	2,362
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82% 2020[5]	10,000	10,014
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[5]	4,890	4,897
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.498% 2020[3,4,5,7]	35,439	22,816
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.922% 2021[3,4,5,7]	8,157	5,356
CarMaxAuto Owner Trust, Series 2014-1, Class A3, 0.79% 2018[5]	747	747
CarMaxAuto Owner Trust, Series 2014-3, Class A3, 1.16% 2019[5]	7,305	7,300
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 2019[5]	2,667	2,665
Chase Issuance Trust, Series 2015-A2, Class A, 1.59% 2020[5]	12,000	12,026
Chesapeake Funding LLC, Series 2014-1A, Class A, 1.196% 2026[3,4,5]	1,011	1,008
Citi Held For Issuance, Series 2015-PM2, Class A, 2.35% 2022[4,5]	3,034	3,033
Citi Held For Issuance, Series 2015-PM3, Class A, 2.56% 2022[4,5]	5,740	5,735
Citi Held For Issuance, Series 2016-PM1, Class A, 4.65% 2025[4,5]	3,451	3,489
Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2, 1.74% 2021[5]	9,000	9,017
CLI Funding V LLC, Series 2013-1A, Class Note, 2.83% 2028[4,5]	4,238	4,081
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 2028[4,5]	1,168	1,129
CLI Funding V LLC, Series 2013-1A, Class A, 3.67% 2028[4,5]	1,539	1,493
CLI Funding V LLC, Series 2014-1A, Class A, 3.29% 2029[4,5]	6,113	5,952
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[4,5]	368	371
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[4,5]	6,128	6,143
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[5]	9,315	9,387
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90% 2022[5]	2,000	1,997
Drive Auto Receivables Trust, Series 2017-AA, Class A3, 1.77% 2020[4,5]	7,750	7,745
Drive Auto Receivables Trust, Series 2017-AA, Class B, 2.51% 2021[4,5]	6,955	6,975
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 2021[4,5]	1,595	1,602
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[4,5]	1,000	1,008
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 2021[4,5]	5,000	5,059
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[4,5]	800	806
Drivetime Auto Owner Trust, Series 2016-4A, Class B, 2.02% 2020[4,5]	5,979	5,963
Drivetime Auto Owner Trust, Series 2017-1A, Class B, 2.26% 2021[4,5]	8,450	8,456
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 2022[4,5]	5,350	5,355
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[4,5]	1,327	1,326
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[4,5]	3,405	3,402
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[4,5]	5,075	5,078
Exeter Automobile Receivables Trust, Series 2015-1A, Class B, 2.84% 2020[4,5]	20,000	20,117
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[5]	991	990
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69% 2021[4,5]	4,400	4,401
Ford Credit Auto Owner Trust, Series 2014-BA3, 0.90% 2018[5]	5,132	5,129
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 2025[4,5]	1,980	1,998
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[4,5]	3,460	3,468
Ford Credit Auto Owner Trust, Series 2014-2A, 2.31% 2026[4,5]	3,735	3,771
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[5]	10,000	9,928
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 2022[5]	1,940	1,940
Hertz Fleet Lease Funding LP, Series 2014-1A, 1.172% 2028[3,4,5]	2,495	2,496
Intermediate Bond Fund of America — Page 12 of 17

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 2019[4,5]	$16,000	$15,914
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[4,5]	8,306	8,265
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-2A, Class A, 2.95% 2022[4,5]	5,000	4,971
Honda Auto Receivables Owner Trust, Series 2014-3, Class A3, 0.88% 2018[5]	6,275	6,271
Honda Auto Receivables Owner Trust, Series 2014-4, Class A3, 0.99% 2018[5]	1,555	1,552
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35% 2040[5]	1,085	1,104
Marine Park CLO Ltd., Series 2012-1A, Class A1AR, CLO, 2.332% 2023[3,4,5]	24,324	24,343
MarketPlace Loan Trust, Series 2015-AV1, Class A, 4.00% 2021[4,5,7]	271	272
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[5]	7,390	7,385
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 2.304% 2023[3,4,5]	8,530	8,532
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 2.315% 2025[3,4,5]	26,200	26,232
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A6, 5.68% 2037[3,5]	945	883
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A3, 5.715% 2037[3,5]	2,478	2,313
Santander Drive Auto Receivables Trust, Series 2016-3, Class A2, 1.34% 2019[5]	4,000	3,998
Santander Drive Auto Receivables Trust, Series 2013-1, Class C, 1.76% 2019[5]	2,013	2,015
Santander Drive Auto Receivables Trust, Series 2013-3, Class C, 1.81% 2019[5]	3,986	3,991
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 2019[5]	4,360	4,363
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[5]	17,516	17,603
Santander Drive Auto Receivables Trust, Series 2013-A, Class C, 3.12% 2019[4,5]	502	505
Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13% 2020[5]	9,280	9,314
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[5]	10,817	10,862
Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.46% 2020[5]	7,000	7,050
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 2020[5]	18,130	18,253
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[5]	8,299	8,346
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10% 2021[5]	7,000	7,007
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[5]	17,030	17,151
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[5]	1,290	1,297
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[5]	10,725	10,854
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[5]	2,500	2,500
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[5]	17,506	17,743
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 2038[4,5]	3,009	2,912
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[4,5]	6,207	6,113
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 2039[4,5]	2,166	2,102
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[4,5]	3,920	3,852
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[5]	970	969
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[4,5]	4,875	4,843
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 2021[4,5]	14,800	14,727
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 2019[5]	3,084	3,077
Westlake Automobile Receivables Trust, Series 2015-1-A, Class C, 2.29% 2020[4,5]	750	752
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[4,5]	3,000	2,992
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 2020[5]	1,705	1,702
		604,269
Federal agency bonds & notes 1.26%
CoBank, ACB 1.563% 2022[3,4]	935	908
Fannie Mae 1.875% 2018	25,110	25,388
Fannie Mae 1.25% 2021	15,300	14,880
Fannie Mae 2.125% 2026	24,820	23,744
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	1,070	1,076
Federal Home Loan Bank 1.75% 2018	89,000	89,783
Freddie Mac 0.75% 2018	10,000	9,986
		165,765
Intermediate Bond Fund of America — Page 13 of 17

unaudited
Bonds, notes & other debt instruments Municipals 0.15%	Principal amount (000)	Value (000)
State of Florida, State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	$7,175	$7,236
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	7,500	7,408
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	5,500	5,550
		20,194
Total bonds, notes & other debt instruments (cost: $13,011,670,000)		12,975,729
Preferred securities 0.02% Financials 0.02%	Shares
CoBank, ACB, Class E, noncumulative[4]	4,000	2,557
Total preferred securities (cost: $3,985,000)		2,557
Short-term securities 3.04%	Principal amount (000)
Apple Inc. 0.88% due 5/8/2017[4]	$25,000	24,964
Chevron Corp. 0.87% due 5/22/2017[4]	52,900	52,813
Federal Home Loan Bank 0.52%–0.54% due 3/1/2017–5/2/2017	91,600	91,552
General Electric Co. 0.57% due 3/1/2017	64,800	64,799
Jupiter Securitization Co., LLC 0.90% due 3/6/2017[4]	67,300	67,292
Microsoft Corp. 0.85% due 4/18/2017[4]	48,300	48,255
National Rural Utilities Cooperative Finance Corp. 0.75% due 3/3/2017–3/6/2017	50,000	49,996
Total short-term securities (cost: $399,636,000)		399,671
Total investment securities 101.59% (cost: $13,415,291,000)		13,377,957
Other assets less liabilities (1.59)%		(208,979)
Net assets 100.00%		$13,168,978
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $4,817,175,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 2/28/2017 (000)
Receive	LCH	3-month USD-LIBOR	0.844%	6/21/2018	$250,000	$(1,860)
Receive	LCH	3-month USD-LIBOR	1.3655	12/14/2018	400,000	(1,184)
Receive	LCH	3-month USD-LIBOR	1.546	1/24/2019	250,000	(63)
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	150,000	(392)
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	125,000	247
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	120,000	382
Receive	LCH	3-month USD-LIBOR	1.773	8/11/2019	123,000	309
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	92,000	533
Receive	LCH	3-month USD-LIBOR	1.785	1/2/2020	96,000	119
Receive	LCH	3-month USD-LIBOR	1.5405	1/15/2020	50,000	(289)
Receive	LCH	3-month USD-LIBOR	1.472	2/6/2020	20,000	(163)
Receive	LCH	3-month USD-LIBOR	1.663	2/17/2020	45,000	(127)
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	58,000	1
Receive	LCH	3-month USD-LIBOR	1.4213	4/21/2020	50,000	(563)
Intermediate Bond Fund of America — Page 14 of 17

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 2/28/2017 (000)
Receive	LCH	3-month USD-LIBOR	1.8315%	6/10/2020	$120,000	$91
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	150,000	231
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	32,200	61
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	92,000	(160)
Pay	LCH	3-month USD-LIBOR	1.217	9/22/2021	50,000	1,657
Pay	LCH	3-month USD-LIBOR	1.225	9/22/2021	50,000	1,639
Pay	LCH	3-month USD-LIBOR	1.2255	9/23/2021	75,400	2,472
Pay	LCH	3-month USD-LIBOR	1.225	9/23/2021	54,600	1,791
Pay	LCH	3-month USD-LIBOR	1.26775	10/7/2021	40,000	1,254
Receive	LCH	3-month USD-LIBOR	1.2715	10/25/2021	250,000	(7,924)
Pay	LCH	3-month USD-LIBOR	2.683	8/4/2024	26,000	(871)
Pay	LCH	3-month USD-LIBOR	2.20311	9/2/2025	75,000	376
Pay	LCH	3-month USD-LIBOR	2.1565	11/17/2025	200,000	1,960
Pay	LCH	3-month USD-LIBOR	1.8385	3/18/2026	75,000	2,857
Pay	LCH	3-month USD-LIBOR	1.582	10/25/2026	125,000	8,211
Pay	LCH	3-month USD-LIBOR	1.584	10/25/2026	115,000	7,534
Pay	LCH	3-month USD-LIBOR	1.7667	11/14/2026	75,000	3,736
Pay	LCH	3-month USD-LIBOR	2.1865	12/2/2026	75,000	951
Pay	LCH	3-month USD-LIBOR	2.258	12/5/2026	75,000	478
Pay	LCH	3-month USD-LIBOR	2.4705	12/19/2026	80,000	(999)
Pay	LCH	3-month USD-LIBOR	2.331	1/26/2027	50,000	21
Pay	LCH	3-month USD-LIBOR	2.4605	1/30/2027	75,000	(848)
Pay	LCH	3-month USD-LIBOR	2.3885	2/6/2027	50,000	(232)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	70,000	(10,916)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	28,000	(3,604)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	30,000	(4,056)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	41,000	(1,000)
Pay	LCH	3-month USD-LIBOR	2.454	1/15/2045	24,000	678
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	60,000	932
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	40,000	544
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	32,000	390
Pay	LCH	3-month USD-LIBOR	2.58245	11/5/2045	120,000	157
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	13,200	51
Pay	LCH	3-month USD-LIBOR	2.6485	11/16/2045	13,050	(169)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	17,800	231
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	15,000	338
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	36,000	(20)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	40,000	1,546
Pay	LCH	3-month USD-LIBOR	2.342	1/29/2046	90,000	4,772
Pay	LCH	3-month USD-LIBOR	2.033	6/24/2046	32,500	3,937
Pay	LCH	3-month USD-LIBOR	2.7265	12/22/2046	100,000	(3,039)
						$12,008
Intermediate Bond Fund of America — Page 15 of 17

unaudited
Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average month-end notional amount of credit default swaps while held was $634,167,000.
Centrally cleared credit default swaps on credit indices — buy protection
Referenced index	Clearinghouse	Pay fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums paid (000)	Unrealized depreciation at 2/28/2017 (000)
CDX.NA.IG.27	ICE	1.00%	12/20/2021	$1,100,000	$(18,899)	$(15,405)	$(3,494)
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $2,097,086,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 2/28/2017 (000)
30 Day Federal Funds Futures	CME	Long	1,153	April 2017	$477,030	$(202)
10 Year Ultra U.S. Treasury Note Futures	CME	Short	843	June 2017	112,746	(163)
30 Year Ultra U.S. Treasury Bond Futures	CME	Long	619	June 2017	99,834	309
20 Year U.S. Treasury Bond Futures	CME	Short	147	June 2017	22,322	29
10 Year U.S. Treasury Note Futures	CME	Long	163	June 2017	20,288	18
5 Year U.S. Treasury Note Futures	CME	Long	26,907	July 2017	3,164,920	2,118
2 Year U.S. Treasury Note Futures	CME	Long	4,528	July 2017	979,367	521
						$2,630

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $215,944,000, which represented 1.64% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,574,291,000, which represented 11.95% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $121,454,000, which represented .92% of the net assets of the fund.

Key to abbreviations
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
Fin. = Finance
ICE = Intercontinental Exchange, Inc.
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
Intermediate Bond Fund of America — Page 16 of 17

unaudited
Refer to the fund’s current shareholder report for additional disclosures.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-023-0417O-S54146	Intermediate Bond Fund of America — Page 17 of 17

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: April 28, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 28, 2017